Components of Other Comprehensive Earnings	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Components of Other Comprehensive Earnings
Components of Other Comprehensive Earnings

The following table shows accumulated other comprehensive earnings ("AOCE") attributable to FIS by component, net of tax, for the year ended December 31, 2015 (in millions):

		Foreign
	Interest Rate	Currency
	Swap	Translation
	Contracts	Adjustments	Other (1)	Total
Balances, December 31, 2014	$(0.7)	$(95.2)	$(11.3)	$(107.2)
Other comprehensive gain/(loss) before reclassifications	(1.0)	(163.4)	(9.9)	(174.3)
Amounts reclassified from AOCE	2.1	—	—	2.1
Net current period AOCE attributable to FIS	1.1	(163.4)	(9.9)	(172.2)
Balances, December 31, 2015	$0.4	$(258.6)	$(21.2)	$(279.4)

(1)
Includes the cash settlement payment on treasury lock contracts associated with bridge financing for the SunGard acquisition. This amount will be amortized as an adjustment to interest expense over the ten years in which the related interest payments that were hedged are recognized in income.

The amount reclassified from AOCE for interest rate derivative contracts includes $3.7 million recorded as interest expense, reduced by a related $1.6 million provision for income taxes. See Note 14 for the tax provision associated with each component of other comprehensive income.